JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS — 98.4%
JAPAN — 98.4%

Banks — 7.1%
Fukuoka Financial Group, Inc.	103,900	$1,987,472
The Akita Bank, Ltd.	340,400	4,407,054
The Bank of Okinawa, Ltd.	112,900	2,735,257
The Keiyo Bank, Ltd.	791,700	3,012,979
The Musashino Bank, Ltd.	162,300	2,630,254
The Taiko Bank, Ltd.	264,300	3,395,341
The Yamanashi Chuo Bank, Ltd.	356,200	2,701,458
		20,869,815

Chemicals — 13.6%
Adeka Corporation	87,100	1,568,569
Aica Kogyo Company, Limited	50,900	1,874,544
C. Uyemura & Co., Ltd.	53,200	4,155,834
Fujikura Kasei Co., Ltd.	1,478,200	7,254,061
Koatsu Gas Kogyo Co., Ltd.	383,900	2,373,270
Sakata Inx Corporation	637,700	6,014,997
Sekisui Jushi Corporation	275,500	5,335,171
Shikoku Chemicals Corporation	241,100	2,732,913
Shin-Etsu Polymer Co., Ltd.	77,200	747,153
Tenma Corporation	30,500	681,727
T&K Toka Co., Ltd.	533,700	4,139,959
Yushiro Chemical Industry Co., Ltd.	274,400	2,972,969
		39,851,167

Construction — 8.8%
Kandenko Co., Ltd.	646,800	5,394,172
Kyowa Exeo Corporation	175,400	4,369,230
MIRAIT Holdings Corporation	379,000	6,766,686
Toenec Corporation	70,000	2,377,202
Totetsu Kogyo Co., Ltd.	127,600	2,814,902
Yondenko Corporation	71,300	2,194,146
Yurtec Corporation	268,900	1,853,301
		25,769,639

Electric Appliances — 1.9%
AOI Electronics Co., Ltd.	41,200	874,002
Foster Electric Company, Limited	123,700	1,182,547
Kyosan Electric Manufacturing Co., Ltd.	82,700	323,015
Mabuchi Motor Co., Ltd.	50,500	2,004,643
Maxell Holdings, Ltd. (a)	62,200	716,941
Shindengen Electric Manufacturing Co., Ltd.	9,200	301,124
Shinko Electric Industries Co., Ltd.	4,400	142,213
		5,544,485

Financing Business — 1.2%
Ricoh Leasing Company, Ltd.	115,700	3,602,622
		3,602,622

Food — 1.1%
Nichirei Corporation	119,300	3,087,995
		3,087,995

Glass and Ceramics Products — 1.4%
Asia Pile Holdings Corporation	638,200	2,870,404
Nichiha Corporation	48,900	1,334,304
		4,204,708

Information and Communication — 6.1%
NS Solutions Corporation	71,000	2,113,807
OBIC Co., Ltd.	7,200	1,353,667
Okinawa Cellular Telephone Company	226,700	10,237,465
Otsuka Corporation	77,000	4,171,257
		17,876,196

Iron and Steel — 8.0%
Chubu Steel Plate Co., Ltd.	118,100	860,199
Godo Steel, Ltd.	152,700	2,339,820
Kyoei Steel Ltd.	164,100	2,129,034
Mory Industries Inc.	59,600	1,316,426
Nichia Steel Works, Ltd.	1,867,000	5,150,462
Osaka Steel Co., Ltd.	862,600	9,188,710
Tokyo Steel Manufacturing Co., Ltd.	220,600	2,341,873
		23,326,524

Machinery — 3.1%
Makino Milling Machine Co., Ltd.	37,800	1,524,596
Miura Co., Ltd.	5,900	270,733
Nippon Pillar Packing Co., Ltd.	20,500	360,222
Nitto Kohki Co., Ltd.	216,900	3,732,335
Star Micronics Co., Ltd.	140,200	2,246,570
Teikoku Electric MFG. Co., Ltd.	59,100	680,671
Yamashin-Filter Corporation	48,000	358,793
		9,173,920

Metal Products — 4.6%
Maruzen Co., Ltd.	44,300	877,248
Neturen Co., Ltd.	611,500	3,084,363
Piolax, Inc.	386,200	5,189,887
Rinnai Corporation	14,500	1,444,257
Shinpo Co., Ltd.	2,300	27,662
Topre Corporation	187,900	2,821,023
		13,444,440

Other Products — 3.0%
Fuji Seal International, Inc.	18,200	396,859
Komatsu Wall Industry Co., Ltd.	18,400	324,997
Nishikawa Rubber Co., Ltd.	291,800	3,889,427
Pigeon Corporation	41,900	1,211,203
The Pack Corporation	109,700	2,839,506
		8,661,992

Pharmaceutical — 1.1%
Nippon Shinyaku Co., Ltd.	42,800	3,090,126
		3,090,126

Precision Instruments — 1.0%
Nakanishi Inc.	142,100	2,995,052
		2,995,052

Real Estate — 0.6%
Avantia Co., Ltd.	52,200	423,931
Starts Corporation Inc.	56,100	1,434,231
		1,858,162

Retail Trade — 13.7%
ABC-Mart, Inc.	77,200	4,442,156
Amiyaki Tei Co., Ltd.	309,900	8,063,861
Cosmos Pharmaceutical Corporation	14,300	2,006,309
Create SD Holdings Co., Ltd.	51,900	1,538,075
Daikokutenbussan Co., Ltd.	1,800	121,764
Izumi Co., Ltd.	68,800	2,608,932
JM Holdings Co., Ltd.	238,200	4,552,117
Kusuri No Aoki Holdings Co., Ltd.	43,800	3,082,569
NAFCO Co., Ltd.	10,300	179,864
PAL GROUP Holdings Co., Ltd.	161,200	2,332,105
Pan Pacific International Holdings Corporation	64,300	1,287,932
San-A Co., Ltd.	39,100	1,523,631
Seria Co., Ltd.	156,100	5,670,679
Sundrug Co., Ltd.	35,200	1,195,393
Yossix Co., Ltd.	84,700	1,597,066
		40,202,453

Services — 5.9%
Kanamoto Co., Ltd.	139,900	3,520,588
Matching Service Japan Co., Ltd.	36,300	354,952
Nihon M&A Center Inc.	10,600	258,256
Nishio Rent All Co., Ltd.	341,700	10,141,958
Step Co., Ltd.	212,600	3,097,009
		17,372,763

Textiles and Apparel — 0.8%
Seiren Co., Ltd.	127,000	2,357,655
		2,357,655

Transportation and Warehousing — 2.4%
Alps Logistics Co., Ltd.	124,900	1,057,560
Kamigumi Co., Ltd.	78,800	1,574,780
Meiko Trans Co., Ltd.	326,000	3,460,791
SG Holdings Co., Ltd.	30,300	672,291
Trancom Co., Ltd.	5,200	406,209
		7,171,631

Transportation Equipment — 4.4%
Hi-Lex Corporation	380,400	6,022,813
Morita Holdings Corporation	41,100	592,729
Nichirin Co., Ltd.	80,700	1,276,975
Nippon Seiki Co., Ltd.	270,800	2,842,740
Tokai Rika Co., Ltd.	127,300	2,086,220
		12,821,477

Utilities — 1.2%
Keiyo Gas Co., Ltd.	31,700	948,099
The Okinawa Electric Power Company, Incorporated	215,990	2,737,361
		3,685,460

Wholesale Trade — 7.4%
Elematec Corporation	17,000	196,103
Hakudo Co., Ltd.	200	3,298
Kanaden Corporation	309,400	3,093,014
Kohsoku Corporation	239,600	3,088,939
Paltac Corporation	54,100	2,881,459
Ryoden Corporation	639,300	9,382,725
SIIX Corporation	86,500	1,226,207
Sugimoto & Co., Ltd.	65,900	1,359,579
		21,231,324

TOTAL INVESTMENTS — 98.4% (cost $291,321,548)		$288,199,606
FOREIGN CURRENCY — 0.6% (cost $1,970,709) (b)		$1,955,169
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 99.0% (cost $293,292,257)		$290,154,775
OTHER ASSETS AND LIABILITIES — 1.0%		2,805,336
NET ASSETS — 100.0%		$292,960,111

(a) Non-income producing security.
(b) Japanese Yen - Interest bearing account.

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At May 31, 2021, all of the Fund’s investments were determined to be Level 1 securities.

During the quarter ended May 31, 2021, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.